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Perkins Discovery Fund
FUND SUMMARY
Investment Objective
The Perkins Discovery Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Perkins Discovery Fund Investor USD ($)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none
Redemption Fee (as a percentage of amount redeemed within 45 days of purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Perkins Discovery Fund Investor
Management Fee	1.00%
Distribution (12b-1) and Service Fees	0.25%
Shareholder Services Plan	0.25%
Other Expenses	2.60%
Total Other Expenses	2.85%
Total Annual Fund Operating Expenses	4.10%
Fee Waivers and/or Expense Reimbursements	(1.60%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.50%	[1]
[1]	Perkins Capital Management, Inc. (the “Adviser”) has contractually agreed to reduce its fees and/or reimburse Fund expenses (excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements for the Fund to 2.25% of the Fund’s daily net assets until at least July 31, 2024. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three fiscal years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Trust and the Adviser may terminate this expense limitation agreement prior to July 31, 2024 only by mutual written consent.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or expenses is only reflected in the first year of the example shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Perkins Discovery Fund | Investor | USD ($)	253	1,101	1,965	4,192

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 2.12% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of domestic companies with market capitalizations of under $1 billion at the time of purchase. The equity securities the Fund may purchase consist mostly of common stock, although the Fund may purchase preferred and convertible stocks.

In selecting investments, Perkins Capital Management, Inc. (the “Adviser”) seeks growth opportunities by investing in companies that it believes will appreciate in value. The Adviser seeks to discover investment opportunities primarily by searching for companies that it believes are in the process of undergoing some fundamental change. Companies undergoing change may have new products, processes, strategies, management, or may be subject to change by external forces. The Fund attempts to buy stocks of such companies when it believes the changes will result in higher earnings and/or a higher price-to-earnings ratio.

The Adviser will typically sell a holding when the reasons that the holding was purchased change. When a holding performs as anticipated, it may be sold when the Adviser’s price target is reached, when the holding becomes overvalued in the Adviser’s opinion, or when technical chart analysis indicates that a good sale point has been reached.

Note: Due to investment considerations, the Fund will close to new investors when it reaches $100 million in total assets. If the Fund closes to new investors, based on market conditions and other factors, it may reopen at a later date.

Principal Risks
Performance History

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities index and additional indices provided to offer a broader market perspective. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund was reorganized on October 26, 2012, from a series of Professionally Managed Portfolios, a Massachusetts business trust (the “Predecessor Fund”), to a series of the World Funds Trust, a Delaware statutory trust (the “Reorganization”). The performance information below is intended to serve as an illustration of the variability of the Fund’s returns since the Fund is a continuation of the Predecessor Fund and has the same investment objective and investment strategies as the Predecessor Fund. While the Fund is substantially similar to the Predecessor Fund and would have invested in the same portfolio of securities, the Fund’s performance during the same time period may have been different than the performance of the Predecessor Fund due to, among other things, differences in fees and expenses. Updated performance information is available at www.perkinsfund.com or by calling toll-free 800-673-0550.

Perkins Discovery Fund Calendar Year Total Returns

*The Fund’s year-to-date return as of June 30, 2023 was 18.11%.
Highest Quarterly Return:	12/31/2020	48.70%
Lowest Quarterly Return:	3/31/2020	-26.95%

Average Annual Total Returns as of December 31, 2022
Average Annual Total Returns - Perkins Discovery Fund	1 Year	5 Years	10 Years
Investor	(39.93%)	6.95%	7.28%
Investor | After Taxes on Distributions	(40.18%)	5.50%	6.55%
Investor | After Taxes on Distributions and Sales	(23.46%)	6.12%	6.26%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(19.44%)	7.51%	10.41%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	(33.10%)	8.68%	13.24%
Wilshire U.S. Micro-Cap Index (reflects no deduction for fees, expenses or taxes)	(32.95%)	(2.00%)	5.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Perkins Discovery Fund | Risk Lose Money [Member]
There is a risk that you could lose all or a portion of your investment in the Fund.
Perkins Discovery Fund | General Market Risk [Member]

General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

Perkins Discovery Fund | Equity Risk [Member]

Equity Risk. Since the Fund purchases equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Perkins Discovery Fund | Risk of Other Equity Securities [Member]

Risk of Other Equity Securities. Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security.

Perkins Discovery Fund | Management Risk [Member]
Management Risk. The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.
Perkins Discovery Fund | Smaller Companies Risk [Member]

Smaller Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap, and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

Perkins Discovery Fund | Sector Risk [Member]

Sector Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. This may increase the risk of loss associated with an investment in the Fund and increase the volatility of the Fund’s net asset value per share. The Fund may from time to time emphasize companies in the Health Care sector which are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and the prices of securities of such companies may be significantly affected adversely by rapid obsolescence and patent expirations.

Perkins Discovery Fund | Smaller Portfolio Risk [Member]

Small Portfolio Risk. Although the Fund is diversified, from time to time, it holds a relatively small number of securities (i.e., under 40). As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s net asset value (“NAV”) and total return.